CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 39,940	$ 259,714
Prepaid expenses	740,375	801,063
Total Current Assets	780,315	1,060,777
Marketable securities held in Trust Account	805,037,070	805,017,218
Total assets	805,817,385	806,077,995
Current liabilities
Accrued expenses	3,736,794
Accrued offering costs		178,450
Advance from related party	40,705	5,000
Promissory note – related party	1,415,000	0
Total Current Liabilities	5,192,499	183,450
Warrant liabilities	154,406,250	99,281,250
Deferred underwriting fee payable	28,175,000	28,175,000
TOTAL LIABILITIES	187,773,749	127,639,700
Commitments
Temporary Equity
Class A ordinary shares subject to possible redemption, 67,342,389 shares at redemption value	613,043,629	673,438,294
Permanent Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	121,162,126	60,768,065
Accumulated deficit	(116,166,052)	(55,771,393)
Total Permanent Equity	5,000,007	5,000,001
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY	805,817,385	806,077,995
Class A ordinary shares
Permanent Equity
Common stock	1,920	1,316
Class B ordinary shares
Permanent Equity
Common stock	$ 2,013	$ 2,013